Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

As of December 31, 2016, the Company has outstanding license agreements for Ragnarok Online with 6 companies internationally. Under the contractual terms set forth in these agreements, the Company receives ranging from 20% to 40% of each licensee’s revenues as royalties.

In May 2013 and January 2015, the Company entered into a development agreement with Shanghai The Dream Network Technology Co., Ltd. that provided them with a license to intellectual property owned by Gravity to develop and distribute web game and two mobile games in China based on the contents of Ragnarok Online, respectively. In March 2016, Gravity and Shanghai The Dream Network Technology Co., Ltd. amended the agreement to grant them an exclusive right to develop mobile games and web games based on the contents of Ragnarok Online and distribute such games for 5 years. Under the terms of this agreement, the Company has a right to collect the portion of agreed percentage of royalty payments that exceed the minimum royalty guarantee.

As of December 31, 2016, the Company has a contract for the exclusive rights of Ragnarok Online II game distribution and sales with Shanghai The Dream Square Network Technology Co., Ltd. in China. The Company terminated the license and distribution agreement for Ragnarok Online II entered into with GungHo in February 2016.

The Company entered into various capital lease agreements to utilize game servers. The Company made principal and interest payments of $137 thousand (~~W~~144 million) and $11 thousand (~~W~~11 million) in 2014 and $103 thousand (~~W~~117 million) and $4 thousand (~~W~~4 million) in 2015, respectively. In 2016, the Company made principal payments of $14 thousand (~~W~~17 million).

The Company has no obligation to pay future minimum capital lease payments as of December 31, 2016 due to the expiration of lease terms.

In addition to the capital lease above, the Company leases certain properties which are considered to be operating leases. Rental expenses incurred under these operating leases were ~~W~~2,324 million, ~~W~~1,755 million and ~~W~~1,921 million, for the years ended December 31, 2014, 2015 and 2016, respectively. The Company entered into a lease agreement with Korea Software Industry Promotion Agency in 2008 and Ling, Hsiao-hui in 2016. The Company extended lease period with Marina Business Center (U.S.A.). This lease agreement recorded a guarantee deposit of ~~W~~935 million as of December 31, 2016.

Future minimum rental payments for the operating leases as of December 31, 2016, are as follows:

	(In millions of Korean Won)
2017	~~W~~	1,896
2018		1,823
2019		149

	~~W~~	3,868